Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

Amcor Finance USA Inc., 5.45%, 02/09/24	$3,000	$2,995,918
Amcor Flexibles North America Inc., 5.71%, 03/07/24	2,750	2,734,391
American Electric Power Co. Inc., 5.63%, 03/19/24	3,000	2,977,632
American Honda Finance Corp., 5.67%, 04/16/24	3,000	2,964,538
Aquitaine Funding Co. LLC, 5.35%, 02/01/24	3,090	3,089,541
AstraZeneca PLC, 5.63%, 04/15/24	3,000	2,965,219
Atlantic Asset Securitization LLC, 5.35%, 02/12/24	3,000	2,994,661
Barclays Bank PLC, 5.40%, 04/02/24	2,500	2,476,955
BASF SE, 5.44%, 03/28/24	2,500	2,478,669
Britannia Funding Co. LLC, 5.46%, 04/16/24	2,000	1,977,200
Brookfield Infrastructure Holdings Canada Inc., 5.42%, 02/01/24	2,500	2,499,623
Canadian National Railway Co., 5.38%, 02/23/24	3,250	3,238,872
CenterPoint Energy Resources Corp., 5.49%, 02/15/24	2,860	2,853,467
CVS Health Corp.
5.40%, 02/05/24	3,000	2,997,751
5.41%, 02/07/24	2,000	1,998,180
Duke Energy Corp.
5.65%, 03/27/24	3,720	3,687,610
5.68%, 04/19/24	1,000	987,697
Emerson Electric Co., 5.36%, 03/19/24	4,620	4,587,192
Estee Lauder Cos. Inc. (The), 5.35%, 02/15/24	4,000	3,991,105
Evergy Metro Inc., 5.49%, 02/15/24	4,000	3,991,476
Fidelity National Information Services Inc., 5.45%, 02/09/24	3,500	3,495,238
General Dynamics Corp., 5.36%, 02/07/24	1,750	1,748,179
John Deere Capital Corp., 5.38%, 04/09/24	3,000	2,969,370
Jupiter Securitization Co. LLC, 5.41%, 03/21/24	3,500	3,473,896
Keurig Dr Pepper Inc.
5.49%, 02/15/24	1,520	1,516,530
5.60%, 03/05/24	1,500	1,492,107
5.61%, 03/13/24	2,000	1,986,994
Liberty Street Funding LLC, 5.40%, 03/11/24	3,000	2,982,100
Lime Funding LLC
5.42%, 03/15/24	2,000	1,986,828
5.44%, 04/19/24	2,319	2,291,667
Linde Inc./CT, 5.26%, 02/01/24	3,000	2,999,562
LMA-Americas LLC, 5.32%, 02/01/24	5,000	4,999,261
LSEGA Financing PLC
5.48%, 03/07/24	3,500	3,480,911
5.56%, 04/23/24	500	493,676
Marriott International Inc./MD, 5.58%, 02/13/24	2,500	2,494,977
Medtronic Global Holdings SCA, 5.45%, 02/13/24	1,000	998,037
Mercedes-Benz Finance North America LLC
5.43%, 02/27/24	3,525	3,510,696
5.47%, 03/13/24	1,500	1,490,483
Mitsubishi Corp. Americas, 5.42%, 03/19/24	3,000	2,978,472
Mitsubishi HC Finance America LLC, 5.62%, 02/01/24	3,000	2,999,532
Mohawk Industries Inc., 5.65%, 03/26/24	2,460	2,438,941
National Rural Utilities Cooperative Finance Corp.,
5.33%, 02/05/24	3,000	2,997,782
Penske Truck Leasing Co. LP, 5.51%, 02/06/24	2,750	2,747,475
Security	Par (000)	Value

PPG Industries Inc., 5.48%, 02/13/24	$1,000	$998,026
Sanofi SA, 5.36%, 03/19/24	4,000	3,971,616
Spire Inc., 5.50%, 02/16/24	3,250	3,242,072
Ste Transcore Holdings Inc., 5.39%, 02/20/24	3,250	3,240,294
Victory Receivables Corp., 5.43%, 04/15/24	3,000	2,966,469
Volvo Treasury North America LP, 5.44%, 02/07/24	4,000	3,995,777
VW Credit Inc.
5.49%, 02/15/24	2,170	2,165,043
5.63%, 03/18/24	600	595,620
5.67%, 04/18/24	2,000	1,975,707
Walt Disney Co. (The), 5.51%, 03/11/24	2,250	2,236,317
WEC Energy Group Inc.
5.42%, 02/02/24	3,000	2,999,096
5.43%, 02/05/24	750	749,435

Total Commercial Paper — 58.2%
(Cost: $146,218,762)		146,195,883

U.S. Treasury Obligations(a)
U.S. Treasury Bill
5.32%, 04/16/24	3,000	2,967,620
5.33%, 02/06/24	10,000	9,992,707
5.33%, 03/26/24	8,000	7,936,940
5.35%, 02/13/24	5,000	4,991,237
5.36%, 03/21/24	8,000	7,942,643
5.36%, 04/02/24	10,000	9,910,989
5.37%, 02/27/24	6,000	5,977,196
5.37%, 03/28/24	10,000	9,918,289
5.38%, 03/14/24	5,000	4,969,215
5.38%, 04/04/24	12,000	11,890,012
5.40%, 02/20/24	4,000	3,988,891
5.50%, 03/05/24	5,000	4,975,915

Total U.S. Treasury Obligations — 34.1%
(Cost: $85,465,008)		85,461,654

	Shares

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(b)(c)	10,690,000	10,690,000

Total Money Market Funds — 4.2%
(Cost: $10,690,000)		10,690,000

Total Investments — 96.5%
(Cost: $242,373,770)		242,347,537

Other Assets Less Liabilities — 3.5%		8,694,321

Net Assets — 100.0%		$251,041,858

(a)	Rates are discount rates or a range of discount rates as of period end.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$13,440,000	$—	$(2,750,000	)(a)	$—	$—	$10,690,000	10,690,000	$234,278	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	9,826	03/20/24	$250,563	$(606,669)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Commercial Paper	$—	$146,195,883	$—	$146,195,883
U.S. Treasury Obligations	—	85,461,654	—	85,461,654
Short-Term Securities
Money Market Funds	10,690,000	—	—	10,690,000
	$10,690,000	$231,657,537	$—	$242,347,537

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Commodity Contracts	$(606,669)	$—	$—	$(606,669)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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